UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [X]; Amendment Number:  __1_____

This Amendment:

[  ]  is a restatement.
[ X ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Federated Investors, Inc.

Address:  Federated Investors Tower
                1001 Liberty Avenue
                Pittsburgh, PA  15222-3779

Form 13F File Number:  28-04375

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it; that all information contained herein is true, correct and complete; and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David J. Brennen
Title:  Compliance Officer
Phone:  (412) 288-7052

Signature, Place, and Date of Signing:
/s/David J. Brennen Pittsburgh, PA             August 25, 2006
This amendment is being filed due to the timing of Homestore, Inc. name change to Move, Inc. on June 23, 2006. As of June 30, Federated Investors owned Move, Inc. The SEC's List of reportable 13F securities, dated June 15, 2006, listed Homestore, Inc. As a result, no match was found when completing the 13F on June 30, 2006.

COVER PAGE ADDENDUM FOR FORM 13F

Federated Investors, Inc. ("Investors") is affiliated with the institutional investment managers listed on the summary page of this Form 13F in the manner described below. By virtue of Rule
13F-1(b) under the Securities Exchange Act of 1934,
Investors is deemed to share investment discretion over all investments reported herein. This filing does not constitute an admission that such investment discretion does in fact exist, but is made solely to comply with applicable law.

The information set forth below is numbered to correspond with the names of the other parties with respect to which this schedule is filed as listed at the bottom of the cover page hereof:

9.  Federated Equity Management Company of
Pennsylvania ("FEMCOPA") is the Investment Adviser to certain Federated Funds. FEMCOPA is a wholly-owned subsidiary of Investors. Subject to guidelines established by the Boards of Trustees or Directors of the aforementioned Funds, FEMCOPA exercises investment discretion over the investments identified with the number "9" under Item 7 in the attached tables. This filing is made on behalf of FEMCOPA with respect to all investments over which it exercise investment discretion.


Report Type

[ X] 13F HOLDING REPORT.

[  ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.

Form 13 F Summary Page

Number of Other Included Managers:  1

Form 13F Information Table Entry Total:  1
Form 13F Information Table Value Total:   $13,368

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       13F File Number        Name

09        28-10900         Federated Equity Management Company of Pennsylvania

Column 1       Column 2 Column 3  Column 4 Column 5           Column 6  Column 7    Column 8

NAME OF ISSUER TITLE OF   CUSIP    VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    SOLE   SHARED NONE
               CLASS              (X$1000) PRN AMT  PRN CALL DISCRETION MANAGERS

MOVE, INC.     COM      62458M108 13268    3015400  SH        DEFINED   09        3015400  0      0

